Investments (Net Investment Gains Losses - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Gains (losses) from foreign currency transactions	$ 2	$ (7)	$ 1